Right to Use Assets and Lease Liabilities - Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Lease, Cost [Table Text Block]
Right to use assets – operating leases are summarized below:	September 30, 2021	December 31, 2020
Clinics	$2,869,719	$310,361
Administrative office	182,632	-
Right to use assets, net	$3,052,351	$310,361

Operating lease liabilities are summarized below:	September 30, 2021	December 31, 2020
Clinics	$2,988,118	$321,004
Administrative office	206,145	-
Lease liability	$3,194,263	$321,004
Less: current portion	(102,133)	(8,905)
Lease liability, non-current	$3,092,130	$312,099

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Maturity analysis under these lease agreements are as follows:

For the twelve months ended September 30, 2022	$529,095
For the twelve months ended September 30, 2023	779,150
For the twelve months ended September 30, 2024	636,721
For the twelve months ended September 30, 2025	638,386
For the twelve months ended September 30, 2026	652,302
Thereafter	1,772,151
Total	$5,007,805
Less: Present value discount	(1,813,542)
Lease liability	$3,194,263

Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2021	$47,671
For the period ended December 31, 2022	63,798
For the period ended December 31, 2023	64,937
For the period ended December 31, 2024	66,456
For the period ended December 31, 2025	67,975
Thereafter	200,003
Total	$510,840
Less: Present value discount	(189,836)
Lease liability	$321,004